BRANDES INVESTMENT TRUST

Brandes Core Plus Fixed Income Fund (the “Fund”)

Supplement dated August 20, 2019 to
Prospectus dated January 31, 2019, as supplemented

Effective immediately, the following table replaces the minimum investment amounts table in Purchase and Sale of Fund Shares sub-section in the Fund’s summary section:

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Class A
- Regular Accounts	$2,500	$500
- Traditional and Roth IRA Accounts	$1,000	$500
- Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6
Class R6 Eligible Plans(1)	$0	$0
Other R6 Eligible Investors(2)	$1,000,000	$0

(1)
Class R6 shares generally are available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code. Class R6 shares are available only if plan level or omnibus accounts are held on the books of the Fund.

(2)
Certain other institutional or other investors, (e.g., endowments, foundations, states, counties, cities or their instrumentalities, insurance companies, trust companies, bank trust departments, etc.), may be eligible to purchase Class R6 shares.

Effective immediately, the table on pages 17-18 of the Fund’s Prospectus is hereby deleted and replaced with the following:

	Class A	Class I	Class R6
Eligible Shareholders	Retail (available only through financial intermediaries)
Proprietary accounts of institutional investors such as
financial institutions,
pension plans,
retirement accounts,
qualified plans and
certain corporations, trusts, estates, religious and charitable organizations.

401(k) Plans
403(b) Plans
457 Plans
Nonqualified deferred compensations plans
Certain voluntary employee benefit association and post-retirement plans
Endowments
Foundations
States, Counties, Cities or their instrumentalities
Insurance companies
Trust companies
Bank trust departments

Minimum Initial Investment	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	$100,000	$0--Class R6 Eligible Plans $1 million--Other R6 Eligible Investors (as defined below)

1

	Class A	Class I	Class R6
Subsequent Minimum Investment	$500	$500	$0
Waiver/Reduction of Investment Minimum	None
The Advisor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Fund on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.
			None
Initial Sales Charge	3.75%	None	None
Contingent Deferred Sales Charge	None*	None	None
Redemption Fee	None	None	None
Ongoing Distribution (12b‑1) Fees	0.25%	None	None
Ongoing Shareholder Service Fees	None	None	None
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Class A shares meet the criteria for eligible investors and would like to convert to Class I shares, there are no tax consequences. To inquire about converting your Class A shares to Class I shares, please call 1-800-395-3807.

Investors who hold Class I shares of the Fund through a fee-based program at a financial intermediary but who subsequently become ineligible to participate in the program, withdraw from the program, or change to a non-fee based program, may be subject to conversion of their Class I shares by their financial intermediary to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion. There are no tax consequences for such conversion and investors are not charged a redemption/exchange fee by the Fund.

Subject to the Advisor’s approval, if investors currently holding Class I shares meet the criteria for eligible investors and would like to convert to Class R6 shares, there are no tax consequences. To inquire about converting your Class I shares to Class R6 shares, please call 1-800-395-3807.

Effective immediately, the disclosure on pages 22-23 of the Fund’s Prospectus with respect to Class R6 shares is hereby deleted and replaced with the following:

Class R6 Shares
Class R6 shares generally are available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, if the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Advisor to utilize Class R6 shares in certain investment products or programs (collectively, “Class R6 Eligible Plans”).

2

Certain other institutional or other investors, (collectively, “Other Eligible R6 Investors”), may be eligible to purchase Class R6 shares, including, but not limited to:

•	Endowments and foundations;

•	States, counties or cities or their instrumentalities;

•	Insurance companies, trust companies and bank trust departments; and

•	Certain other institutional investors.

Except as specifically provided above, R6 Shares may not be purchased by:

•	Individual investors and/or retail accounts including accounts purchase through wrap programs;

•	IRAs and Coverdells

•	SEPs, SIMPLEs and SARSEPs; and

•	Individual 401(k) and 403(b) plans.

Class R6 shares are continuously offered to Class R6 Eligible Plans and other eligible investors. Class R6 Eligible Plan participants may purchase Class R6 shares only through their specified benefit plans. In connection with purchases, Class R6 Eligible Plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Class R6 Eligible Plans and financial service firms may charge for such services.
Class R6 Eligible Plans may also purchase Class R6 shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R6 shares either by mail or through a variety of other purchase options and plans offered by the Trust. Class R6 Eligible Plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.
Other Eligible R6 Investors may purchase Class R6 shares directly from the Distributor or through financial intermediaries.
The Fund does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Class R6 shares of the Funds offered in this Prospectus. Neither the Fund nor the Advisor or its affiliates will make any type of distribution, shareholder or participant servicing, account maintenance, sub-accounting, sub-transfer agency, administrative, recordkeeping or reporting, transaction processing, support or similar payments, or “revenue sharing” payments in connection with investment in Class R6 shares.
Before purchasing shares of the Fund directly, an investor should inquire about the other classes of shares offered by the Trust and particular series of the Trust. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor who owns Class R6 shares may call the Fund at (800) 395-3807.

Please retain this Supplement with the Prospectus.

3

BRANDES INVESTMENT TRUST
Brandes International Equity Fund
Brandes Global Equity Fund
Brandes Global Equity Income Fund
Brandes Emerging Markets Value Fund
Brandes International Small Cap Equity Fund
Brandes Small Cap Value Fund
(the “Funds”)
Supplement dated August 20, 2019 to
Prospectus dated January 31, 2019, as supplemented

Effective immediately, the following table replaces the minimum investment amounts table in Purchase and Sale of Fund Shares sub-section in each of the relevant Fund’s summary section:

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
- Regular Accounts	$2,500	$500
- Traditional and Roth IRA Accounts	$1,000	$500
- Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6
Class R6 Eligible Plans(1)	$0	$0
Other R6 Eligible Investors(2)	$1,000,000	$0

(1)
Class R6 shares generally are available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code. Class R6 shares are available only if plan level or omnibus accounts are held on the books of the Fund.

(2)
Certain other institutional or other investors, (e.g., endowments, foundations, states, counties, cities or their instrumentalities, insurance companies, trust companies, bank trust departments, etc.), may be eligible to purchase Class R6 shares.

Effective immediately, the table on page 65 of the Funds’ Prospectus is hereby deleted and replaced with the following:

	Class A	Class C	Class I	Class R6
Eligible Shareholders	Retail (available only through financial intermediaries)	Retail (available only through financial intermediaries)
Proprietary accounts of institutional investors such as
financial institutions,
pension plans,
retirement accounts,
qualified plans and
certain corporations, trusts, estates, religious and charitable organizations.

401(k) Plans
403(b) Plans
457 Plans
Nonqualified deferred compensation plans
Certain voluntary employee benefit association and post-retirement plans
Endowments
Foundations
States, Counties, Cities or their instrumentalities
Insurance companies
Trust companies
Bank trust departments

	Class A	Class C	Class I	Class R6
Minimum Initial Investment	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	$100,000	$0--Class R6 Eligible Plans $1 million--Other R6 Eligible Investors (as defined below)
Subsequent Minimum Investment	$500	$500	$500	$0
Waiver/ Reduction of Investment Minimum	None	None
The Advisor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Funds on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.
				None
Initial Sales Charge	5.75%	None	None	None
Contingent Deferred Sales Charge	None*	1.00%*	None	None
Redemption Fee	None	None	None	None
Ongoing Distribution (12b‑1) Fees	0.25%	0.75%	None	None
Ongoing Shareholder Service Fees	None	0.25%	None	None

	Class A	Class C	Class I	Class R6
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Class A or Class C shares meet the criteria for eligible investors and would like to convert to Class I shares, there are no tax consequences. To inquire about converting your Class A or Class C shares to Class I shares, please call 1-800-395-3807.

Class C shares automatically convert to Class A shares if held for 10 years.

Subject to the Advisor’s approval, if investors currently holding Class A or Class C shares meet the criteria for eligible investors and would like to convert to Class I shares, there are no tax consequences. To inquire about converting your Class A or Class C shares to Class I shares, please call 1-800-395-3807.

Investors who hold Class I shares of a Fund through a fee-based program at a financial intermediary but who subsequently become ineligible to participate in the program, withdraw from the program, or change to a non-fee based program, may be subject to conversion of their Class I shares by their financial intermediary to another class of shares of a Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion. There are no tax consequences for such conversion and investors are not charged a redemption/exchange fee by a Fund.

Subject to the Advisor’s approval, if investors currently holding Class I shares meet the criteria for eligible investors and would like to convert to Class R6 shares, there are no tax consequences. To inquire about converting your Class I shares to Class R6 shares, please call 1-800-395-3807.

Effective immediately, the disclosure on pages 72-73 of the Funds’ Prospectus with respect to Class R6 shares is hereby deleted and replaced with the following:

Class R6 Shares
Class R6 shares generally are available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, if the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Advisor to utilize Class R6 shares in certain investment products or programs (collectively, “Class R6 Eligible Plans”).
Certain other institutional or other investors, (collectively, “Other Eligible R6 Investors”), may be eligible to purchase Class R6 shares, including, but not limited to:

•	Endowments and foundations;

•	States, counties or cities or their instrumentalities;

•	Insurance companies, trust companies and bank trust departments; and

•	Certain other institutional investors.

Except as specifically provided above, R6 Shares may not be purchased by:

•	Individual investors and/or retail accounts including accounts purchase through wrap programs;

•	IRAs and Coverdells

•	SEPs, SIMPLEs and SARSEPs; and

•	Individual 401(k) and 403(b) plans.

Class R6 shares are continuously offered to Class R6 Eligible Plans and other eligible investors. Class R6 Eligible Plan participants may purchase Class R6 shares only through their specified benefit plans. In connection with purchases, Class R6 Eligible Plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Class R6 Eligible Plans and financial service firms may charge for such services.
Class R6 Eligible Plans may also purchase Class R6 shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R6 shares either by mail or through a variety of other purchase options and plans offered by the Trust. Class R6 Eligible Plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.
Other Eligible R6 Investors may purchase Class R6 shares directly from the Distributor or through financial intermediaries.
The Funds do not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Class R6 shares of the Funds offered in this Prospectus. Neither the Funds nor the Advisor or its affiliates will make any type of distribution, shareholder or participant servicing, account maintenance, sub-accounting, sub-transfer agency, administrative, recordkeeping or reporting, transaction processing, support or similar payments, or “revenue sharing” payments in connection with investment in Class R6 shares.
Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular series of the Trust. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor who owns Class R6 shares may call the Funds at (800) 395-3807.

Effective immediately, the disclosure in Appendix A of the Equity Funds’ Prospectus pertaining to Raymond James is hereby deleted and replaced with the following:

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or though an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•
Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

•
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Please retain this Supplement with the Prospectus.